Segmented Information - Summary Of Detailed Information About Geographical Areas (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021	[2]
Disclosure of geographical areas [line items]
Segment revenue	$ 3,206,318	$ 1,874,760
Intersegment revenue	(44,223)	(96,962)
Revenue	3,162,095	1,777,798
Gross Margin	617,146	322,716
SG&A	395,875	301,242
Foreign exchange loss	58,933	19,202
Operating income (loss)	162,338	2,272
Segment assets	3,337,698	3,260,948
Goodwill	571,810	674,396	[1],[2]	$ 566,270
Corporate	2,472	322,724
Total segment assets	3,911,980	4,258,068
EI [member]
Disclosure of geographical areas [line items]
Revenue	777,702	381,087
AMS [member]
Disclosure of geographical areas [line items]
Revenue	652,198	443,660
ES [member]
Disclosure of geographical areas [line items]
Revenue	1,732,195	953,051
North America [member]
Disclosure of geographical areas [line items]
Segment revenue	1,939,778	1,303,885
Intersegment revenue	(33,168)	(93,778)
Revenue	1,906,610	1,210,107
Gross Margin	364,497	195,503
SG&A	194,870	179,862
Foreign exchange loss	398	872
Operating income (loss)	169,229	14,769
Segment assets	1,606,304	1,602,755
Goodwill	220,657	224,992
Corporate	0	0
Total segment assets	1,826,961	1,827,747
North America [member] | EI [member]
Disclosure of geographical areas [line items]
Revenue	171,276	141,900
North America [member] | AMS [member]
Disclosure of geographical areas [line items]
Revenue	385,814	298,333
North America [member] | ES [member]
Disclosure of geographical areas [line items]
Revenue	1,349,520	769,874
Latin America [member]
Disclosure of geographical areas [line items]
Segment revenue	473,824	221,628
Intersegment revenue	(1,295)	(434)
Revenue	472,529	221,194
Gross Margin	115,569	50,015
SG&A	71,538	47,379
Foreign exchange loss	58,398	17,290
Operating income (loss)	(14,367)	(14,654)
Segment assets	631,577	829,676
Goodwill	0	89,264
Corporate	0	0
Total segment assets	631,577	918,940
Latin America [member] | EI [member]
Disclosure of geographical areas [line items]
Revenue	335,532	129,723
Latin America [member] | AMS [member]
Disclosure of geographical areas [line items]
Revenue	76,792	38,057
Latin America [member] | ES [member]
Disclosure of geographical areas [line items]
Revenue	60,205	53,414
Eastern Hemisphere [member]
Disclosure of geographical areas [line items]
Segment revenue	792,716	349,247
Intersegment revenue	(9,760)	(2,750)
Revenue	782,956	346,497
Gross Margin	137,080	77,198
SG&A	129,467	74,001
Foreign exchange loss	137	1,040
Operating income (loss)	7,476	2,157
Segment assets	1,099,817	828,517
Goodwill	351,153	360,140
Corporate	0	0
Total segment assets	1,450,970	1,188,657
Eastern Hemisphere [member] | EI [member]
Disclosure of geographical areas [line items]
Revenue	270,894	109,464
Eastern Hemisphere [member] | AMS [member]
Disclosure of geographical areas [line items]
Revenue	189,592	107,270
Eastern Hemisphere [member] | ES [member]
Disclosure of geographical areas [line items]
Revenue	$ 322,470	$ 129,763

[1]	Certain balances as at December 31, 2022 have been re-presented as a result of measurement period adjustments for the acquisition of Exterran as required by IFRS 3 “Business Combinations”, refer to Note 6 “Acquisition” for more information.
[2]	Certain balances as at December 31, 2022 have been re-presented as a result of measurement period adjustments related to the Transaction as required by IFRS 3 “Business Combinations”, refer to Note 6 “Acquisition” for more information.